Taxation - Component of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Component of income tax expenses
Current tax expense	¥ 7,286,811		¥ 5,140,682	¥ 4,568,267
Deferred tax expense	(1,254,125)		320,726	131,437
Effective income tax rate	¥ 6,032,686	$ 862,663	¥ 5,461,408	¥ 4,699,704
China mainland
Component of income tax expenses
Total income before tax and income tax expenses (as a percent)	90.00%	90.00%
HONG KONG | Minimum
Component of income tax expenses
Total income before tax and income tax expenses (as a percent)	5.00%	5.00%